Quarterly Financial Summary (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Sales	$ 124,050	$ 130,675	$ 115,641	$ 125,554	$ 128,943	$ 143,947	$ 138,148	$ 121,709	$ 495,920	$ 532,747	$ 527,661
Gross profit	37,546	40,831	34,872	37,704	38,297	49,984	45,034	33,895	150,953	167,210	158,012
Operating income	10,993	18,754	9,845	11,974	11,160	24,811	18,346	11,650	51,566	65,967	69,807
Net income (loss) from continuing operations	45,968	(22,658)	34,317	(3,347)	9,932	14,264	7,330	(406)	54,280	31,120	5,253
Net income (loss) from discontinued operations, net of tax	(352,239)	30,470	(18,071)	3,856	9,401	12,546	23,393	3,850	(335,984)	49,190	54,368
Net (loss) income	(306,271)	7,812	16,246	509	19,333	26,810	30,723	3,444	(281,704)	80,310	59,621
Less: Net (loss) income attributable to the noncontrolling interest - discontinued operations	(3,837)	298	321	285	230	106	145	290	(2,933)	771	1,321
Net income (loss) attributable to Ecovyst Inc.	$ (302,434)	$ 7,514	$ 15,925	$ 224	$ 19,103	$ 26,704	$ 30,578	$ 3,154	$ (278,771)	$ 79,539	$ 58,300
Earnings (loss) per common share - basic
Continuing operations	$ 0.34	$ (0.17)	$ 0.25	$ (0.03)	$ 0.07	$ 0.11	$ 0.06	$ 0	$ 0.40	$ 0.23	$ 0.04
Discontinued operations	(2.57)	0.23	(0.13)	0.03	0.07	0.09	0.17	0.02	(2.46)	0.36	0.40
Net earnings (loss) per share - basic	(2.23)	0.06	0.12	0	0.14	0.20	0.23	0.02	(2.06)	0.59	0.44
Earnings (loss) per common share - diluted:
Continuing operations	0.34	(0.17)	0.25	(0.03)	0.07	0.11	0.06	0	0.40	0.23	0.04
Discontinued operations	(2.56)	0.23	(0.13)	0.03	0.07	0.09	0.17	0.02	(2.44)	0.36	0.39
Net earnings (loss) per share - diluted	$ (2.22)	$ 0.06	$ 0.12	$ 0	$ 0.14	$ 0.20	$ 0.23	$ 0.02	$ (2.04)	$ 0.59	$ 0.43
Weighted average shares outstanding:
Basic	135,406,081	135,106,969	135,083,126	135,240,897	134,912,212	134,511,819	134,142,552	133,946,308	135,528,977	134,389,667	133,380,567
Diluted	136,284,272	135,106,969	135,671,830	135,240,897	136,151,739	135,649,710	135,323,024	133,946,308	136,450,953	135,548,694	134,684,931